Share-based Payment - Fair Value of Share Options and Assumptions (Detail)	Jul. 29, 2014 USD ($) Associate $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price | $ / shares	$ 21.11
Exercise price | $ / shares	$ 21.11
Expected volatility	47.40%
Expected dividends	5.81%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at measurement date | $	$ 5.7
Expected option life (years) | Associate	3.5
Risk-free interest rate	1.40%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at measurement date | $	$ 6.74
Expected option life (years) | Associate	5.5
Risk-free interest rate	2.00%